N-2	Jul. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001752019
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	BLACKROCK CREDIT STRATEGIES FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The third paragraph of the section of the Prospectus entitled “The Fund’s Investments — Investment Objective and Policies — Investment Policies” is deleted and replaced with the following:
A portion of the Private Credit Sleeve is managed by BCIA, as Sub‑Advisor to the Fund. BCIA and the Fund rely on an exemptive order that permits the portion of the Fund managed by BCIA to co‑invest in certain privately negotiated transactions on a side‑by‑side basis with affiliated investment funds advised or sub‑advised by BCIA (or certain Affiliates) and with certain affiliates of BCIA acting in a principal capacity (the “Co‑Investment Order”). Neither the Advisor nor any Sub‑Advisor other than BCIA invests in reliance on the Co‑Investment Order.

Risk Factors [Table Text Block]
The fourth and fifth paragraphs of the risk factor entitled “Competition for Investment Opportunities” are deleted from the section of the Prospectus entitled “Risks — Principal Risks” and replaced with the following:
A portion of the Private Credit Sleeve is managed by BCIA, as Sub‑Advisor to the Fund. BCIA and the Fund rely on exemptive relief that permits the portion of the Private Credit Sleeve managed by BCIA to co‑invest with affiliated investment funds advised or sub‑advised by BCIA (or certain Affiliates) and with certain affiliates of BCIA acting in a principal capacity in certain private transactions where terms other than price are negotiated. Co‑investments in such private transactions made in reliance on the Co‑Investment Order are subject to compliance with the conditions of the Co‑Investment Order. In some instances, the Fund will not be permitted to invest in such privately negotiated transactions where the conditions of the Co‑Investment Order are not able to be satisfied. Only the portion of the Fund’s Private Credit Sleeve that is managed by BCIA relies on the Co‑Investment Order, and co‑investments in reliance on the Co‑Investment Order are permitted only with affiliated investment funds advised or sub‑advised by BCIA (or certain Affiliates) and with certain affiliates of BCIA acting in a principal capacity. With respect to any Fund investment outside of the portion of the Private Credit Sleeve managed by BCIA, the Fund may co‑invest in private credit investments only as permitted by existing regulatory guidance.
Pursuant to the terms of the Co‑Investment Order, any co‑investment under the Co‑Investment Order will be made on equal footing with other affiliated investment funds advised or sub‑advised by BCIA (or certain Affiliates), including the condition requiring that participants in a co‑investment transaction purchase or dispose of the same class of securities, at the same time, for the same price and with substantially the same other terms. In some cases, the requirements of the Co‑Investment Order may result in an investment by the Fund being structured in a manner that differs from how the investment may have been structured if the Fund were not investing in reliance on the Co‑Investment Order. In addition, a majority of the Independent Trustees are required to make certain findings in connection with certain potential co‑investment transactions in reliance on the Co‑Investment Order. To the extent the Fund is able to make co‑investments with other affiliated investment funds advised or sub‑advised by BCIA (or certain Affiliates) in reliance on the Co‑Investment Order, these co‑investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating affiliated investment funds.
The second sentence of the risk factor entitled “Potential Conflicts of Interest of the Advisor, Sub‑Advisors and Others” is deleted from the section of the Prospectus entitled “Risks — Principal Risks” and replaced with the following:
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar (in whole or in part) to that of the Fund.